Note 11: Financial Highlights	3 Months Ended
Jun. 30, 2012
Note 11: Financial Highlights:
Note 11: Financial Highlights
11. Financial Highlights
	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Performance per unit (1)
Net unit value, beginning of the period	$ 2,992.00	$ 3,678.21	$ 3,219.98	$ 4,231.14

Net realized and unrealized gain (loss) from
investments and foreign currency	(65.89)	154.12	(180.24)	(274.78)
Investment income	0.34	1.44	0.58	2.65
Expenses	(110.29)	(123.77)	(224.16)	(249.01)

Net increase (decrease) for the period	(175.84)	31.79	(403.82)	(521.14)

Net unit value at the end of the period	$ 2,816.16	$ 3,710.00	$ 2,816.16	$ 3,710.00

Net assets at the end of the period ($000)	$ 3,971	$ 8,797	$ 3,971	$ 8,797
Total return (2)	(5.88%)	0.86%	(12.54%)	(12.32%)

Number of units outstanding at the end of the period	1,410.21	2,371.04	1,410.21	2,371.04

Supplemental Data:
Ratio to average net assets
Net investment (loss) (3)	(14.78%)	(12.98%)	(14.46%)	(12.75%)
Expenses (3)	(14.82%)	(13.13%)	(14.50%)	(12.89%)

Total returns are calculated based on the change in value of a unit during the period.  An individual partner's total returns and ratios may vary from the above total returns and ratios based on the timing of additions and redemptions.

(1) Investment income and expenses and net realized and unrealized gains and losses on futures transactions are calculated based on a single unit outstanding during the period.

(2) Not annualized.

(3) Annualized.